TAX EXPENSE (Details) - Schedule of Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (127)	£ (1,361)	£ (1,298)
Deferred tax credit (expense)	288	(26)	(156)
Tax credit (expense)	161	(1,387)	(1,454)
UK corporation tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(480)	(1,389)	(1,280)
Adjustments in respect of prior years	355	96	11
Current tax expense	(125)	(1,293)	(1,269)
Foreign tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(27)	(70)	(34)
Adjustments in respect of prior years	25	2	5
Current tax expense	(2)	(68)	(29)
Deferred tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current year	611	(165)	(127)
Adjustments in respect of prior years	£ (323)	£ 139	£ (29)